Trade and other payables	6 Months Ended
Jun. 30, 2023
Trade and other payables.
Trade and other payables

12. Trade and other payables

	As of
	June 30,	December 31,
(in thousands of $)	2023	2022
Trade payables	$195,268	$188,721
Short term employee benefits	70,217	84,337
Gross-to-net accruals	39,153	19,478
Other	5,347	3,142
Total trade and other payables	$309,985	$295,679

The carrying amounts of trade and other payables approximate their respective fair values.

Trade payables correspond primarily to clinical and manufacturing activities and include accrued expenses related to these activities.

Short term employee benefits include payables and accruals for salaries and bonuses to be paid to the employees of the Company.

The movement in gross-to-net accruals as of June 30, 2023 and as of June 30, 2022 was as follows:

		Distribution
	Rebates and	fees, product
	charge backs	returns and	Total
(in thousands of $)		other
Balance at January 01, 2022	$—	$—	$—
Current estimate related to the sales made in current year	10,078	3,270	13,348
(Credits or payments related to sales made during the year)	(5,592)	(2,312)	(7,904)
Balance at June 30, 2022	$4,485	$958	$5,443

Balance at January 01, 2023	$15,399	$4,079	$19,478
Current estimate related to the sales made in current year	56,801	11,339	68,140
Adjustments for prior year sales	632	(883)	(251)
(Credits or payments related to sales made during the year)	(29,711)	(7,474)	(37,185)
(Credits or payments related to sales made during the prior year)	(8,260)	(2,769)	(11,029)
Balance at June 30, 2023	$34,861	$4,292	$39,153